Business Combinations (Details) - Landsea Homes [Member] - Garrett Walker [Member] $ in Thousands	Jun. 20, 2019 USD ($)
Assets Acquired
Cash	$ 2,905
Real estate inventories	119,466
Goodwill	15,392
Trade name	1,600
Other assets	532
Total assets	139,895
Liabilities Assumed
Accounts payable	5,425
Accrued expenses	1,037
Total liabilities	6,462
Net assets acquired	$ 133,433